PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Particulars of Subsidiaries and Equity Method Investee which Principally Affected Consolidated Results of Operations and Financial Position) (Details)
	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Shenzhen Nepstar Pharmaceutical Co., Ltd. (Nepstar Pharmaceutical) [Member]
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Procurement of merchandise for the Group
Percentage of controlling interest	100.00%		100.00%	100.00%
Weifang Nepstar Pharmaceutical Co., Ltd. (Weifang Nepstar) [Member]
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Procurement of merchandise for the Group	[1]
Percentage of controlling interest			100.00%	100.00%
Shenzhen Nepstarstar Group Siping Northeast Co., Ltd.(Siping Nepstar) [Member]
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Procurement of merchandise for the Group
Percentage of controlling interest	100.00%		100.00%
Shanghai Nepstar Chain Co., Ltd. ("Shanghai Nepstar") [Member]
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%		100.00%	100.00%
Guangzhou Nepstar Chain Co., Ltd. ("Guangzhou Nepstar") [Member]
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%		100.00%	100.00%
Ningbo Nepstar Chain Co., Ltd. ("Ningbo Nepstar") [Member]
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%		100.00%	100.00%
Sichuan Nepstar Chain Co., Ltd. ("Sichuan Nepstar") [Member]
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%		100.00%	100.00%
Jiangsu Nepstar Chain Co., Ltd. ("Jiangsu Nepstar") [Member]
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%		100.00%	100.00%
Dalian Nepstar Chain Co., Ltd. ("Dalian Nepstar") [Member]
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%		100.00%	100.00%
Hangzhou Nepstar Chain Co., Ltd. ("Hangzhou Nepstar") [Member]
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%		100.00%	100.00%
Shandong Minkang Nepstar Chain Co., Ltd. ("Shandong Nepstar") [Member]
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%		100.00%	100.00%
Shenzhen Nepstar Chain Co., Ltd. (Shenzhen Nepstar") [Member]
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%		100.00%	100.00%
Qingdao Nepstar Chain Co., Ltd. ("Qingdao Nepstar") [Member]
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%		100.00%	100.00%
Tianjin Nepstar Chain Co., Ltd. ("Tianjin Nepstar") [Member]
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%		100.00%	100.00%
Fuzhou Nepstar Chain Co., Ltd. ("Fuzhou Nepstar") [Member]
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%		100.00%	100.00%
Hubei Nepstar Pharmaceutical Co., Ltd. ("Hubei Nepstar") [Member]
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%		100.00%	100.00%
Beijing Nepstar Chain Co., Ltd. ("Beijing Nepstar") [Member]
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores	[1]
Percentage of controlling interest			100.00%	100.00%
Beijing Hongda Nepstar Chain Co., Ltd. ("Beijing Hongda") [Member]
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%		100.00%	100.00%
Beijing Shuangjing Nepstar Co., Ltd.("Beijing Shuangjing") [Member]
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%		100.00%	100.00%
Beijing Tongda Nepstar Chain Co., Ltd. ("Beijing Tongda") [Member]
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%		100.00%	100.00%
Beijing Xingda Nepstar Chain Co., Ltd. ("Beijing Xingda") [Member]
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%		100.00%	100.00%
Beijing Guang QuMen Nepstar Chain Co., Ltd. ("Beijing Guang QuMen") [Member]
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%		100.00%	100.00%
Beijing Hua Shi Nepstar Chain Co., Ltd. ("Beijing Hua Shi") [Member]
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%		100.00%	100.00%
Beijing Ti Yu Guan Lu Nepstar Chain Co., Ltd. ("Beijing Ti Yu Guan Lu") [Member]
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%		100.00%	100.00%
Shenyang Nepstar Chain Co., Ltd. ("Shenyang Nepstar") [Member]
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%		100.00%	100.00%
Shenzhen Nepstar E-commerce Co., Ltd. ("Nepstar E-commerce") [Member]
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Online retail sales of merchandise
Percentage of controlling interest	100.00%		100.00%	100.00%
Zaozhuang Nepstar Chain Co., Ltd. ("Zaozhuang Nepstar") [Member]
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores	[1]
Percentage of controlling interest			100.00%	100.00%
Wenzhou Nepstar Chain Co Ltd ("Wenzhou Nepstar") [Member]
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores	[1]
Percentage of controlling interest				100.00%
Hunan Nepstar Health Chain Co., Ltd. ("Hunan Nepstar") [Member]
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%		100.00%	100.00%
Wuhan Nepstar Drugstore Co., Ltd. ("Wuhan Nepstar") [Member]
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%		100.00%	100.00%
Wuhan Nepstar Chain Co., Ltd. ("Wuhan Chain") [Member]
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%

[1]	On December 20, 2013, Wenzhou Nepstar was dissolved.